OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current non-financial assets
Prepaid expenses	$ 11,435,334	$ 6,059,201
Tax credit remainder	933,282	905,826
Others	6,943,235	19,991,973
Total	19,311,851	26,957,000
Other non-current non-financial assets
Prepaid expenses	1,700,462	1,074,940
Tax credit remainder	39,373,807	40,922,425
Judicial deposits	14,649,339	15,723,829
Others	3,688,874	1,951,072
Total	$ 59,412,482	$ 59,672,266